Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 43,957	$ 47,361	$ 53,089
Interest on debt securities:
Taxable	4,100	4,864	4,214
Nontaxable	909	1,029	1,174
Interest on federal funds sold and securities purchased under agreements to resell	0	1	0
Interest on interest-bearing deposits	46	58	86
Dividends on other securities	102	156	176
Total interest income	49,114	53,469	58,739
Interest on deposits:
Savings, interest checking and money market	1,146	1,645	2,171
Time deposit accounts $100,000 and over	1,111	1,663	2,485
Other time deposits	3,715	5,123	7,211
Interest on federal funds purchased and securities sold under agreements to repurchase	21	47	75
Interest on subordinated notes	1,381	1,301	1,526
Interest on Federal Home Loan Bank advances	531	1,074	2,285
Total interest expense	7,905	10,853	15,753
Net interest income	41,209	42,616	42,986
Provision for loan losses	8,900	11,523	15,255
Net interest income after provision for loan losses	32,309	31,093	27,731
NON-INTEREST INCOME
Service charges on deposit accounts	5,439	5,566	5,554
Trust department income	893	898	803
Gain on sale of mortgage loans, net	2,669	1,649	2,493
Gain on sale of investment securities	26	0	0
Other	699	1,087	1,631
Total non-interest income	9,726	9,200	10,481
NON-INTEREST EXPENSE
Salaries and employee benefits	19,165	17,982	17,899
Occupancy expense, net	2,598	2,701	2,532
Furniture and equipment expense	1,840	2,019	1,997
FDIC insurance assessment	993	1,107	1,651
Legal, examination, and professional fees	1,189	1,332	1,441
Advertising and promotion	1,083	1,103	1,256
Postage, printing, and supplies	1,144	1,158	1,201
Processing expense	3,593	3,193	3,353
Other real estate expense, net	2,937	2,736	9,804
Other	4,125	3,514	3,717
Total non-interest expense	38,667	36,845	44,851
Income (loss) before income taxes	3,368	3,448	(6,639)
Income tax expense (benefit)	546	591	(3,087)
Net income (loss)	2,822	2,857	(3,552)
Preferred stock dividends	1,125	1,513	1,513
Accretion of discount on preferred stock	659	476	476
Net income (loss) available to common shareholders	$ 1,038	$ 868	$ (5,541)
Basic earnings (loss) per share	$ 0.21	$ 0.18	$ (1.15)
Diluted earnings (loss) per share	$ 0.21	$ 0.18	$ (1.15)